ACCOUNTS PAYABLE (Details) (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
ACCOUNTS PAYABLE [Abstract]
Open accounts	$ 75,336	$ 57,662	$ 8,354
Checks payable	60,890	14,101	2,312
Total accounts payable	$ 136,226	$ 71,763	$ 10,666